Note 9 - Capital Stock and Reserves - Stock Option Transactions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 0	$ 10.06
Share options, balance	211,300	224,300
Share options, granted	0	121,000
Share options, exercised	0	(13,000)
Share options, forfeited	0	(121,000)
Share options, balance	353,800	211,300
Share options, exercisable	353,800	211,300
Weighted average exercise price, balance (in CAD per share)	$ 10.81	$ 12.88
Weighted average exercise price, exercised (in CAD per share)	0	5.98
Weighted average exercise price, forfeited (in CAD per share)	0	14.67
Weighted average exercise price, balance (in CAD per share)	9.14	10.81
Weighted average exercise price, exercisable (in CAD per share)	$ 9.14	$ 10.81
Weighted average remaining life (years) (Year)	2 years 10 months 2 days	2 years 6 months 25 days
Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 0	$ 0
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	0	0
Weighted average exercise price, balance (in CAD per share)	$ 14.25	$ 14.25
Weighted average exercise price, balance (in CAD per share)	$ 14.25	$ 14.25
Weighted average remaining life (years) (Year)	9 months	1 year 3 months
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 16.5	$ 16.5
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	15,000	15,000
Stock options expiring January 4, 2023 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 14.25
Share options, balance	0	105,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(105,000)
Share options, balance		0
Share options, exercisable		0
Stock options expiring March 31, 2024 [member] | Performance stock options [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 14.25	$ 14.25
Share options, balance	15,000	15,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	15,000	15,000
Share options, exercisable	0	0
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 15.5	$ 15.5
Share options, balance	4,000	4,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	4,000	4,000
Share options, exercisable	4,000	4,000
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 12.75	$ 12.75
Share options, balance	20,000	0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000
Share options, exercisable	20,000	20,000
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 13.75	$ 13.75
Share options, balance	8,000	0
Share options, granted	0	8,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	8,000	8,000
Share options, exercisable	8,000	8,000
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 4	$ 4
Share options, balance	6,000	8,000
Share options, granted	0	0
Share options, exercised	0	(2,000)
Share options, forfeited	0	0
Share options, balance	6,000	6,000
Share options, exercisable	6,000	6,000
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9	$ 9
Share options, balance	62,000	0
Share options, granted	0	62,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	62,000	62,000
Share options, exercisable	62,000	62,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9.5	$ 9.5
Share options, balance	31,000	0
Share options, granted	0	31,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	31,000	31,000
Share options, exercisable	31,000	31,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.25	$ 7.25
Share options, balance	35,300	41,300
Share options, granted	0	0
Share options, exercised	0	(6,000)
Share options, forfeited	0	0
Share options, balance	35,300	35,300
Share options, exercisable	35,300	35,300
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.65
Share options, balance	0
Share options, granted	17,500
Share options, exercised	0
Share options, forfeited	0
Share options, balance	17,500	0
Share options, exercisable	17,500
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	40,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	40,000	0
Share options, exercisable	40,000
Stock options expiring October 21, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 5.25
Share options, balance	0	5,000
Share options, granted		0
Share options, exercised		(5,000)
Share options, forfeited		0
Share options, balance		0
Share options, exercisable		0
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.5	$ 7.5
Share options, balance	10,000	10,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	10,000	10,000
Share options, exercisable	10,000	10,000
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 17.5	$ 17.5
Share options, balance	20,000	20,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000
Share options, exercisable	20,000	20,000
Stock options expiring December 3, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 12.5
Share options, balance	0	6,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(6,000)
Share options, balance		0
Share options, exercisable		0
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6
Share options, balance	0
Share options, granted	85,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	85,000	0
Share options, exercisable	85,000
Stock options expiring January 17, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 20.5
Share options, balance	0	10,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(10,000)
Share options, balance		0
Share options, exercisable		0